Other long-term debt - Additional Informations (Details) ¥ in Millions																									1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($)	Jun. 21, 2019 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Apr. 07, 2019 USD ($)	Apr. 01, 2019 CNY (¥)	Mar. 14, 2019 USD ($)	Jan. 04, 2019 CNY (¥)	Dec. 21, 2018 USD ($)	Nov. 30, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 20, 2018 CNY (¥)	Aug. 20, 2018 USD ($)	Aug. 03, 2018 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Nov. 22, 2017 USD ($)	Apr. 07, 2017 CNY (¥)	Aug. 30, 2016 USD ($)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)	Nov. 22, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 12, 2019 USD ($)	Jun. 21, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 21, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 12, 2019 CNY (¥)	Nov. 12, 2019 USD ($)	Sep. 23, 2019 CNY (¥)	Sep. 23, 2019 USD ($)	Aug. 15, 2019 CNY (¥)	Aug. 15, 2019 USD ($)	Aug. 14, 2019 CNY (¥)	Aug. 14, 2019 USD ($)	Aug. 12, 2019 CNY (¥)	Aug. 12, 2019 USD ($)	Jun. 21, 2019 CNY (¥)	Jun. 21, 2019 USD ($)	Apr. 07, 2019 CNY (¥)	Apr. 07, 2019 USD ($)	Apr. 01, 2019 USD ($)	Mar. 26, 2019	Jan. 04, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 28, 2018	Dec. 21, 2018 CNY (¥)	Dec. 21, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Sep. 21, 2018 CNY (¥)	Sep. 21, 2018 USD ($)	Sep. 20, 2018 USD ($)	Aug. 20, 2018 CNY (¥)	Aug. 20, 2018 USD ($)	Aug. 03, 2018 CNY (¥)	Aug. 03, 2018 USD ($)	Aug. 15, 2017	Apr. 07, 2017 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)
Debt Instrument [Line Items]
Net (loss)/gain on debt extinguishment																															$ (8,580,510)	$ (21,443,949)	$ (15,879,702)
First Tranche Bonds [Member]
Debt Instrument [Line Items]
Stated rate																																																				8.20%
Debt Instrument Redemption Price																																			$ 175																					$ 6,509,574
Net (loss)/gain on debt extinguishment											$ 6,518,487																$ 1,484
Debt Instrument Redemption Amount																																		¥ 400.0	57,000,000																				¥ 600.0	87,000,000
Unamortized Debt Issuance Expense																																			$ 1,659																					$ 8,913
First Tranche Bonds [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Stated rate																																																				7.50%
Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																											$ 128,426											$ 4,773,284
Net (loss)/gain on debt extinguishment		$ 127,864								$ 4,775,500
Debt Instrument Redemption Amount																																										¥ 90.0	13,000,000										¥ 400.0	58,000,000
Unamortized Debt Issuance Expense																																											$ 562											$ 2,216
Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																									$ 740,934
Net (loss)/gain on debt extinguishment								$ 743,034
Debt Instrument Redemption Amount																																								¥ 497.9	71,000,000
Unamortized Debt Issuance Expense																																									$ 2,100
New Tranche [Member]
Debt Instrument [Line Items]
Stated rate																																																																8.20%
Debt Instrument Redemption Price																																																															$ 5,710,866
Net (loss)/gain on debt extinguishment															$ (5,989,710)
Debt Instrument Redemption Amount																																						¥ 450.0	$ 64,000,000																							¥ 1,050.0	153,000,000
Unamortized Debt Issuance Expense																																																															$ 278,844
Two thousand seventeenTranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																															$ 1,535,132														$ 3,494,557
Net (loss)/gain on debt extinguishment						$ (1,535,132)								$ (3,782,353)
Debt Instrument Redemption Amount																																														¥ 630.0	$ 90,000,000													¥ 500.0	73,000,000
Unamortized Debt Issuance Expense																																																													$ 287,796
Two Thousand Eighteen Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																																										$ 3,291,086
Net (loss)/gain on debt extinguishment	$ 20,958											$ (3,599,937)
Debt Instrument Redemption Amount																																				¥ 76.0	$ 11,000,000																				¥ 400.0	58,000,000
Unamortized Debt Issuance Expense																																					$ 20,958																					$ 308,851
2019 Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																													$ 1,428,945
Net (loss)/gain on debt extinguishment																														$ (1,894,262)
Debt Instrument Redemption Amount																																												¥ 591.0	85,000,000
Unamortized Debt Issuance Expense																																													465,317
Two Thousand Nineteen First Tranche
Debt Instrument [Line Items]
Debt Instrument Redemption Price																																													3,494,668
Net (loss)/gain on debt extinguishment																												$ (3,977,493)
Debt Instrument Redemption Amount																																												¥ 637.0	91,000,000
Unamortized Debt Issuance Expense																																													$ 482,825
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Debt issuance date																	Dec. 01, 2017	Nov. 22, 2017													Nov. 22, 2017		Dec. 01, 2017
Debt instrument, aggregate principal amount																	$ 100,000,000	$ 200,000,000							$ 200,000,000
Maturity date																	Nov. 22, 2020														Nov. 22, 2020
Stated rate																	8.875%														8.875%
Debt Instrument, Term																									3 years
Effective interest rate																															9.95%
Net (loss)/gain on debt extinguishment																															$ 38,136
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																															10.00%
Debt Instrument, Frequency of Periodic Payment																									semi-annually
Debt Instrument Redemption Amount																															$ 900,000
Unamortized Debt Issuance Expense																															9,064
Debt instruments redemption difference between repurchase price and principal amount																															$ 47,200
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															2.0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															1.0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																															100.00%
Redemption terms																															At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																															the Adjusted Treasury Rate (as defined in the November 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																															100.00%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																															108.875%
Redemption terms																															At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																															35.00%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																															65.00%
Corporate Bonds Due On December 28, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Maturity date																															Dec. 28, 2020
Stated rate																															8.20%
Corporate Bonds Due On December 28, 2020 at 8.20% [Member] | First Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																								Dec. 28, 2015
Debt instrument, aggregate principal amount																								¥ 1,000.0																																													$ 154,000,000
Maturity date																								Dec. 28, 2020
Stated rate																								7.50%																																													7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Maturity date																															Jan. 27, 2021
Stated rate																															7.47%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																							Jan. 27, 2016
Debt instrument, aggregate principal amount																							¥ 700.0																																													$ 107,000,000
Maturity date																							Jan. 27, 2021
Stated rate																							7.47%																																													7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date																					Aug. 15, 2016
Debt instrument, aggregate principal amount																					¥ 1,500.0																																													$ 216,000,000
Maturity date																					Aug. 15, 2019
Stated rate																					7.50%																																											7.50%		7.50%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Debt issuance date																										Feb. 28, 2017					Feb. 28, 2017
Debt instrument, aggregate principal amount																										$ 300,000,000
Maturity date																															Feb. 28, 2021
Stated rate																										7.75%					7.75%
Debt Instrument, Term																										4 years
Effective interest rate																															8.68%
Net (loss)/gain on debt extinguishment																													$ 2,642,710		$ 1,126,617
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																															10.00%
Debt Instrument, Frequency of Periodic Payment																										semi-annually
Debt Instrument Redemption Amount																													25,400,000		$ 10,600,000	25,400,000
Unamortized Debt Issuance Expense																													400,425		119,639	400,425
Debt instruments redemption difference between repurchase price and principal amount																													3,043,135		$ 1,246,256
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															2.0
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															1.0
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																															1.00%
Percentage of principal redeemable																															100.00%
Redemption terms																															At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument, Basis Spread on Variable Rate																															100.00%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																															1.00%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption terms																															At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																															35.00%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Redemption price																															107.75%
Debt Instrument Carrying Amount Percentage																															65.00%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date																				Aug. 30, 2016											Aug. 30, 2016
Debt instrument, aggregate principal amount																				$ 300,000,000
Maturity date																															Aug. 30, 2019
Stated rate																				8.125%											8.125%
Effective interest rate																															9.06%
Net (loss)/gain on debt extinguishment																													511,919		$ (1,111,583)
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																															10.00%
Debt Instrument, Frequency of Periodic Payment																				semi-annually
Debt Instrument Redemption Amount																													11,900,000			11,900,000																			$ 288,100,000
Unamortized Debt Issuance Expense																													65,530		$ 986,418	$ 65,530
Debt instruments redemption difference between repurchase price and principal amount																													$ 577,449		$ 125,165
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															2.50
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															1.0
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																															100.00%
Redemption terms																															At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																															the Adjusted Treasury Rate (as defined in the August 2019 Indenture)
Debt Instrument, Basis Spread on Variable Rate																															100.00%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																															1.00%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																															108.125%
Redemption terms																															At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																															35.00%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																															65.00%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Maturity date																															Mar. 14, 2021
Stated rate																															7.09%
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																						Mar. 14, 2016
Debt instrument, aggregate principal amount																						¥ 500.0																																													$ 77,000,000
Maturity date																						Mar. 14, 2021
Stated rate																						7.09%																																													7.09%
Corporate bonds due on September 21, 2020 at 8.50% [Member]
Debt Instrument [Line Items]
Maturity date																															Sep. 21, 2020
Stated rate																															8.50%
Corporate bonds due on September 21, 2020 at 8.50% [Member] | Two Thousand Eighteen Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date													Sep. 20, 2018
Debt instrument, aggregate principal amount													¥ 600.0																																														$ 87,000,000
Maturity date													Sep. 21, 2020
Stated rate													8.50%																																														8.50%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member] | Two thousand seventeenTranche [Member]
Debt Instrument [Line Items]
Debt issuance date																			Apr. 07, 2017
Debt instrument, aggregate principal amount																			¥ 1,130.0																																														$ 173,000,000
Maturity date																			Apr. 07, 2018
Stated rate																			8.20%																																														8.20%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Debt issuance date																															Mar. 19, 2018
Debt instrument, aggregate principal amount																$ 200,000,000
Maturity date																Mar. 19, 2018															Mar. 19, 2020
Stated rate																9.875%															9.875%
Debt Instrument, Term																2 years
Effective interest rate																													11.34%			11.34%
Net (loss)/gain on debt extinguishment																															$ (563,941)
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																															10.00%
Debt Instrument Redemption Amount																																																			$ 75,700,000
Unamortized Debt Issuance Expense																															$ 563,941
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															2.0
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															1.0
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																															100.00%
Redemption terms																															At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																															the Adjusted Treasury Rate (as defined in the March 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																															100.00%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																															1.00%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																															109.875%
Redemption terms																															At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																															35.00%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																															65.00%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member]
Debt Instrument [Line Items]
Debt issuance date			Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount			$ 100,000,000		$ 200,000,000
Maturity date			Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021																										Oct. 16, 2021
Stated rate																															14.20%
Debt Instrument, Term			2 years 6 months		2 years 6 months
Redemption price																															101.00%
Net (loss)/gain on debt extinguishment																															$ (25,240)
Debt Instrument, Frequency of Periodic Payment			semi-annually		semi-annually
Debt Instrument Redemption Amount																															2,500,000
Unamortized Debt Issuance Expense																															77,740
Debt instruments redemption difference between repurchase price and principal amount																															$ 52,500
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															2.0
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																															1.0
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																															100.00%
Redemption terms																															At any time prior to October 15, 2021, the Company may at its option redeem the October 2021 Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2021 Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any October 2021 Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such Note, plus all required remaining scheduled interest payments due on such Note through the maturity date of the October 2021 Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																															the Adjusted Treasury Rate (as defined in the Indenture)
Debt Instrument, Basis Spread on Variable Rate																															100.00%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																															1.00%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																															114.20%
Redemption terms																															At any time prior to October 15, 2021, the Company may redeem up to 35% of the aggregate principal amount of the October 2021 Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.2% the principal amount of the October 2021 Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2021 Notes issued on April 15, 2019 remain outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																															35.00%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																															65.00%
October 2021 Notes [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount			$ 300,000,000		$ 300,000,000
Stated rate																																																	14.20%
Corporate Bonds Due in January 4, 2022 at 8.5% | 2019 Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date									Jan. 04, 2019
Debt instrument, aggregate principal amount									¥ 600.0																																									$ 87,000,000
Maturity date									Jan. 04, 2022
Stated rate									8.50%																																									8.50%
Corporate Bonds Due in April 1, 2024 at 8.4% | Two Thousand Nineteen First Tranche
Debt Instrument [Line Items]
Debt issuance date							Apr. 01, 2019
Debt instrument, aggregate principal amount							¥ 980.0																																									$ 146,000,000
Maturity date							Apr. 01, 2024
Stated rate							8.40%																																									8.40%